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                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                 Equity Income
                   Flag Investors Real Estate Securities Fund
                      Flag Investors Telephone Income Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares


                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG


                                Distributed by:
                             ICC Distributors, Inc.

                             [Flag Investors Logo]

                                      Flag
                                   Investors
                                  Cash Reserve
                                     Prime
                                     Shares

                               Semi-Annual Report
                               September 30, 1997

Fund Features
________________________________________________________________________________

(bullet) Daily Dividends
         The Fund declares dividends daily and distributes them monthly in the form of additional shares.

(bullet) Constant Net Asset Value
         The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on January 5, 1989. However, there can be no assurance that the fund will be able to maintain a net asset value of $1.00 per share.

(bullet) Minimum Investment
         The minimum initial investment is $2,000. Subsequent investments may be made in an amount of $100 or more.

Letter to Shareholders
________________________________________________________________________________

October 29, 1997

     We are pleased to report on the progress of your Fund for the six months ended September 30, 1997.

Period in Review

     The Federal Reserve Board's increase of the closely watched Federal Funds rate from 5.25% to 5.50% in March was unusual because it was not followed by further rate increases. Since the increase six months ago, there has been solid economic growth -- the Dow Jones Industrial Average has returned 15%, the yield on 10-year Treasury notes has decreased from just under 7% to nearly 6%, and inflation has declined to approximately 2%. Money market rates also declined during the six-month period, albeit modestly, with the yield on 3-month Treasury bills decreasing from 5.3% in March to 5% in September.

     International economies are beginning to struggle. European economies are dealing with the pressures associated with joining the European Monetary Union
(EMU). Southeast Asia, once the fastest growing region in the world, has started to slow, precipitating stock market and currency declines.

     Domestically, the Federal Reserve has been enjoying a seemingly perfect economy, with both low unemployment and low inflation. However, Federal Reserve Chairman Alan Greenspan has caused some concern in the markets by questioning whether this environment can continue. The markets, which apparently had speculated that the Fed would continue to take no action on interest rates, were somewhat surprised by Chairman Greenspan's comments and have become more volatile in recent weeks.

     We continue to manage the Fund conservatively, as evidenced by the Standard & Poor's rating of the portfolio of which Flag Investors Cash Reserve Prime Shares is a class. The portfolio maintains a "AAAm" rating, the highest that S&P awards to money market funds. In addition, the Fund has provided a competitive return, as shown in the chart below.

Performance Comparisons

30-Day Yield as of 9/30/97
--------------------------------------------------------------------------------
Flag Investors Cash Reserve Prime Shares--Class A                 4.93%
--------------------------------------------------------------------------------
First Tier Rated Money Fund Average                               4.97%
--------------------------------------------------------------------------------

----------
Source: IBC/Donoghue, Inc. "Rated Money Fund Report," October 1997.

The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. The Rated Money Fund Average is the average yield of all funds rated AAA by Standard & Poor's in the category.

Letter to Shareholders (concluded)
________________________________________________________________________________

Market Outlook

     We expect the economy will continue to grow at a steady pace. The earnings growth of U.S. corporations remains in the 10% to 12% range, due in large part to productivity gains. Pricing power remains limited with skilled labor being the scarcest resource.

     Going forward, the Federal Reserve will be carefully weighing the tradeoff between continued growth and potential inflation. Inflation is not yet evident in the producer or consumer price indexes, but inflation remains the Fed's primary concern. However, with real yields (the difference between nominal yields and the inflation component) being historically high, it is difficult to imagine any near-term return to rampant inflation.

     We continue to believe that the conservative approach we apply to investing on behalf of the Fund will provide comfort to our shareholders as well as competitive yields.

     As always, we appreciate your support.

Sincerely,



/s/ Richard T. Hale
___________________
Richard T. Hale
Chairman

Flag Investors Cash Reserve Prime Shares
_______________________________________________________________________________
Statement of Net Assets                                      September 30, 1997
(Unaudited)                                Rating
                                        -------------   Par
Prime Series                            S&P   Moody's  (000)         Value
-------------------------------------------------------------------------------
Commercial Paper -- 87.4%(a)

Automobiles & Trucks - 2.0%
        Ford Motor Credit Corp.
                5.48%   10/2/97         A-1    P-1    $20,000  $   19,996,956
                5.55%   2/9/98          A-1    P-1     20,000      19,596,083
        PACCAR Financial Corp.
                5.50%   10/2/97         A-1+   P-1     15,000      14,997,708
        Toyota Motor Credit Corp.
                5.47%   10/14/97        A-1+   P-1     15,000      14,970,371
                                                               --------------
                                                                   69,561,118
                                                               --------------
Chemicals, General - 3.9%
        E.I. duPont de Nemours and Co.
                5.61%   10/2/97         A-1+   P-1     10,000       9,998,441
                5.49%   11/25/97        A-1+   P-1     10,000       9,916,125
                5.55%   12/3/97         A-1+   P-1     20,000      19,805,750
                5.62%   12/4/97         A-1+   P-1     20,000      19,800,178
                5.54%   12/5/97         A-1+   P-1     25,000      24,749,931
                5.46%   1/12/98         A-1+   P-1     25,000      24,609,458
                5.47%   1/29/98         A-1+   P-1     25,000      24,544,167
                                                               --------------
                                                                  133,424,050
                                                               --------------
Computer & Office Equipment - 2.8%
        Pitney Bowes Credit Corp.
                5.63%   10/1/97         A-1+   P-1     10,000      10,000,000
                5.64%   11/26/97        A-1+   P-1     13,200      13,084,192
                5.57%   12/11/97        A-1+   P-1      8,000       7,912,118
                5.53%   1/9/98          A-1+   P-1     10,000       9,846,389
                5.52%   1/13/98         A-1+   P-1     29,500      29,029,573
                5.52%   1/15/98         A-1+   P-1      8,000       7,869,973
        Xerox Corp.
                5.47%   11/21/97        A-1    P-1     19,500      19,348,891
                                                               --------------
                                                                   97,091,136
                                                               --------------
Consumer Products - 2.4%
        Eastman Kodak Co.
                5.47%   10/10/97        A-1+   P-1     22,500      22,469,231
                5.48%   10/15/97        A-1+   P-1     20,000      19,957,378
                5.49%   10/24/97        A-1+   P-1     20,000      19,929,850
                5.55%   10/29/97        A-1+   P-1     20,000      19,913,667
                                                               --------------
                                                                   82,270,126
                                                               --------------

Flag Investors Cash Reserve Prime Shares
_______________________________________________________________________________
Statement of Net Assets (continued)                          September 30, 1997
(Unaudited)                                Rating
                                        -------------   Par
Prime Series                            S&P   Moody's  (000)         Value
-------------------------------------------------------------------------------
Commercial Paper -- continued

Credit Unions - 2.6%
        Central Corporate Credit Union
                5.55%   10/15/97        A-1+   P-1    $18,000  $   17,961,150
        Mid-States Corporate Federal
        Credit Union
                5.58%   10/24/97        A-1+   P-1     22,100      22,021,213
        U.S. Central Credit Union
                5.49%   11/17/97        A-1+   P-1     20,000      19,856,650
                5.48%   12/5/97         A-1+   P-1     30,000      29,703,167
                                                               --------------
                                                                   89,542,180
                                                               --------------
Electrical & Electronics - 4.6%
        Emerson Electric Co.
                5.50%   1/8/98          A-1+   P-1     28,500      28,068,937
        General Electric Co.
                5.50%   12/22/97        A-1+   P-1     25,000      24,686,806
                5.50%   12/31/97        A-1+   P-1     15,000      14,791,458
        Motorola Inc.
                5.47%   10/24/97        A-1+   P-1     60,000      59,790,317
                5.46%   11/3/97         A-1+   P-1     30,000      29,849,850
                                                               --------------
                                                                  157,187,368
                                                               --------------
Electric Utility - 2.1%
        Duke Energy Co.
                5.49%   10/14/97        A-1+   P-1     20,000      19,960,350
        Northern States Power Co.
                5.51%   10/10/97        A-1+   P-1     25,000      24,965,562
                5.48%   10/31/97        A-1+   P-1     27,855      27,727,796
                                                               --------------
                                                                   72,653,708
                                                               --------------
Entertainment - 1.0%
        Walt Disney Co.
                5.21%   11/19/97        A-1    P-1     20,000      19,858,172
                5.20%   11/25/97        A-1    P-1     15,000      14,880,833
                                                               --------------
                                                                   34,739,005
                                                               --------------
Finance, Commercial - 0.6%
        CIT Group Holdings Inc.
                5.45%   11/10/97        A-1    P-1     20,000      19,878,889
                                                               --------------

Flag Investors Cash Reserve Prime Shares
_______________________________________________________________________________

                                           Rating
                                        -------------   Par
Prime Series                            S&P   Moody's  (000)         Value
-------------------------------------------------------------------------------
Commercial Paper -- continued

Finance, Consumer - 4.2%
        USAA Capital Corp.
                5.54%   10/7/97         A-1+   P-1    $15,000  $   14,986,150
                5.47%   10/27/97        A-1+   P-1     15,000      14,940,742
                5.50%   11/6/97         A-1+   P-1     10,000       9,945,000
                5.50%   11/10/97        A-1+   P-1     10,155      10,092,942
                5.49%   11/12/97        A-1+   P-1     30,000      29,807,850
                5.51%   11/14/97        A-1+   P-1     15,000      14,898,983
                5.49%   12/2/97         A-1+   P-1     20,000      19,810,900
                5.55%   1/9/98          A-1+   P-1     15,000      14,768,750
                5.52%   2/10/98         A-1+   P-1     15,000      14,696,400
                                                               --------------
                                                                  143,947,717
                                                               --------------
Finance, Diversified - 3.1%
        General Electric Capital Corp.
                5.57%   10/1/97         A-1+   P-1     15,000      15,000,000
                5.60%   10/9/97         A-1+   P-1     15,000      14,981,333
                5.48%   10/14/97        A-1+   P-1     13,339      13,312,604
                5.50%   11/3/97         A-1+   P-1     15,000      14,924,375
                5.57%   12/4/97         A-1+   P-1     10,000       9,900,978
                5.57%   12/9/97         A-1+   P-1     24,700      24,436,307
                5.48%   1/13/98         A-1+   P-1     15,000      14,762,533
                                                               --------------
                                                                  107,318,130
                                                               --------------
Food - 10.8%
        Campbell Soup Co.
                5.42%   10/8/97         A-1+   P-1     10,000       9,989,461
                5.53%   11/20/97        A-1+   P-1     10,000       9,923,194
                5.48%   12/1/97         A-1+   P-1     25,000      24,767,861
                5.53%   12/3/97         A-1+   P-1     20,000      19,806,450
                5.54%   4/17/98         A-1+   P-1      4,000       3,878,120
        Cargill, Inc.
                5.48%   10/3/97         A-1+   P-1     20,000      19,993,911
                5.40%   10/7/97         A-1+   P-1     15,000      14,986,500
                5.52%   10/10/97        A-1+   P-1     20,000      19,972,400
                5.48%   10/14/97        A-1+   P-1     20,000      19,960,422
                5.53%   10/16/97        A-1+   P-1      9,000       8,979,263
                5.47%   11/3/97         A-1+   P-1     20,000      19,899,717
                5.47%   1/26/98         A-1+   P-1     20,000      19,644,450

Flag Investors Cash Reserve Prime Shares
_______________________________________________________________________________
Statement of Net Assets (continued)                          September 30, 1997
(Unaudited)                                Rating
                                        -------------   Par
Prime Series                            S&P   Moody's  (000)         Value
-------------------------------------------------------------------------------
Commercial Paper -- continued
Food - concluded
        General Mills Inc.
                5.55%   11/6/97         A-1    P-1    $15,000  $   14,917,500
        Hershey Foods
                5.46%   10/20/97        A-1+   P-1     25,000      24,927,958
                5.48%   11/14/97        A-1+   P-1     15,000      14,899,533
                5.48%   11/25/97        A-1+   P-1     33,000      32,723,717
                5.48%   12/12/97        A-1+   P-1     25,700      25,418,328
        Kellogg Co.
                5.48%   10/10/97        A-1+   P-1     17,000      16,976,710
                5.48%   10/23/97        A-1+   P-1     23,833      23,753,186
                5.49%   12/10/97        A-1+   P-1     25,000      24,733,125
                                                               --------------
                                                                  370,151,806
                                                               --------------
Household Products - 4.2%
        Procter & Gamble Co.
                5.47%   10/2/97         A-1+   P-1     25,000      24,996,201
                5.48%   10/8/97         A-1+   P-1     16,680      16,662,227
                5.46%   11/19/97        A-1+   P-1     40,000      39,702,733
                5.46%   11/21/97        A-1+   P-1     29,200      28,974,138
                5.48%   12/10/97        A-1+   P-1     20,000      19,786,889
                5.48%   12/22/97        A-1+   P-1     15,000      14,812,767
                                                               --------------
                                                                  144,934,955
                                                               --------------
Insurance, Brokerage - 1.4%
        Marsh & McLennan Companies Inc.
                5.38%   10/3/97         A-1+   P-1     30,000      29,991,041
                5.60%   3/5/98          A-1+   P-1     20,000      19,517,778
                                                               --------------
                                                                   49,508,819
                                                               --------------
Insurance, Property & Casualty - 3.3%
        A.I. Credit Corp.
                5.54%   10/20/97        A-1+   P-1     15,000      14,956,142
                5.50%   1/9/98          A-1+   P-1     25,000      24,618,056
                5.48%   1/14/98         A-1+   P-1     20,000      19,680,333
        Chubb Capital Corp.
                5.51%   10/1/97         A-1+   P-1     54,795      54,795,000
                                                               --------------
                                                                  114,049,531
                                                               --------------

Flag Investors Cash Reserve Prime Shares
_______________________________________________________________________________

                                           Rating
                                        -------------   Par
Prime Series                            S&P   Moody's  (000)         Value
-------------------------------------------------------------------------------
Commercial Paper -- continued
Integrated Oil - 2.6%
        Amoco Co.
                5.53%   10/17/97        A-1+   P-1    $40,000  $   39,901,689
                5.47%   1/21/98         A-1+   P-1     25,000      24,574,556
                5.47%   1/22/98         A-1+   P-1     25,000      24,570,757
                                                               --------------
                                                                   89,047,002
                                                               --------------
Machinery & Tools - 1.9%
        Dover Corp.
                5.70%   10/22/97        A-1    --      19,650      19,584,664
                5.52%   10/24/97        A-1    --      20,000      19,929,467
                5.60%   10/30/97        A-1    --      15,000      14,932,333
        Snap-On Incorporated
                5.51%   10/28/97        A-1+   P-1     10,000       9,958,675
                                                               --------------
                                                                   64,405,139
                                                               --------------
Oil Transportation - 2.5%
        Colonial Pipeline Co.
                5.47%   10/6/97         A-1+   P-1     17,500      17,486,705
                5.48%   10/17/97        A-1+   P-1     23,100      23,043,739
                5.64%   11/4/97         A-1+   P-1     10,000       9,946,733
                5.60%   12/12/97        A-1+   P-1     10,000       9,888,000
                5.60%   12/16/97        A-1+   P-1      9,200       9,091,236
                5.53%   3/17/98         A-1+   P-1     15,000      14,615,204
                                                               --------------
                                                                   84,071,617
                                                               --------------
Paper - 1.6%
        Kimberly-Clark Corp.
                5.50%   10/21/97        A-1+   P-1     25,000      24,923,611
                5.50%   10/23/97        A-1+   P-1     19,500      19,434,458
                5.48%   10/24/97        A-1+   P-1     11,500      11,459,737
                                                               --------------
                                                                   55,817,806
                                                               --------------
Pharmaceuticals - 13.3%
        Abbott Laboratories
                5.47%   10/1/97         A-1+   P-1     35,000      35,000,000
                5.47%   10/16/97        A-1+   P-1     60,000      59,863,250
                5.50%   10/30/97        A-1+   P-1     25,000      24,889,236
        Merck & Co., Inc.
                5.46%   12/1/97         A-1+   P-1     70,000      69,351,621

Flag Investors Cash Reserve Prime Shares
_______________________________________________________________________________
Statement of Net Assets (continued)                          September 30, 1997
(Unaudited)                                Rating
                                        -------------   Par
Prime Series                            S&P   Moody's  (000)         Value
-------------------------------------------------------------------------------
Commercial Paper -- continued

Pharmaceuticals - concluded

        Schering-Plough Corp.
                5.65%   10/7/97         A-1+   P-1    $18,000  $   17,983,050
                5.58%   10/28/97        A-1+   P-1     18,000      17,924,670
                5.50%   11/4/97         A-1+   P-1      9,385       9,336,250
                5.64%   11/19/97        A-1+   P-1     28,650      28,430,064
                5.47%   12/3/97         A-1+   P-1     11,775      11,662,284
                5.50%   12/16/97        A-1+   P-1     11,500      11,366,472
                5.48%   1/14/98         A-1+   P-1      8,700       8,560,945
                5.49%   1/15/98         A-1+   P-1     30,000      29,515,050
        Warner-Lambert Co.
                5.48%   11/19/97        A-1+   P-1     53,150      52,753,560
                5.46%   11/26/97        A-1+   P-1     20,000      19,830,133
                5.46%   12/16/97        A-1+   P-1     25,000      24,711,833
                5.46%   12/22/97        A-1+   P-1     35,000      34,564,717
                                                               --------------
                                                                  455,743,135
                                                               --------------
Publishing - 0.4%
        McGraw-Hill, Inc.
                5.48%   12/18/97        A-1    P-1     14,500      14,327,837
                                                               --------------
Retail - 1.2%
        May Department Stores
                5.48%   10/27/97        A-1    P-1     20,000      19,920,844
        Wal-Mart Stores
                5.50%   10/3/97         A-1+   P-1     20,000      19,993,889
                                                               --------------
                                                                   39,914,733
                                                               --------------
Structured Finance - 6.2%
        CIESCO, L.P.
                5.52%   10/3/97         A-1+   P-1     15,000      14,995,400
                5.49%   10/10/97        A-1+   P-1     25,000      24,965,688
                5.50%   11/10/97        A-1+   P-1     20,000      19,877,778
                5.50%   11/25/97        A-1+   P-1     25,000      24,789,931
                5.53%   1/6/98          A-1+   P-1     20,000      19,701,994
        Corporate Asset Funding Co., Inc.
                5.50%   11/6/97         A-1+   P-1     30,000      29,835,000
                5.52%   11/14/97        A-1+   P-1     25,000      24,831,333
                5.52%   11/17/97        A-1+   P-1     25,000      24,819,833

Flag Investors Cash Reserve Prime Shares
_______________________________________________________________________________

                                           Rating
                                        -------------   Par
Prime Series                            S&P   Moody's  (000)         Value
-------------------------------------------------------------------------------

Commercial Paper -- concluded
Structured Finance - concluded
        Corporate Receivables Corp.
                5.50%   10/17/97        A-1    P-1    $30,000  $   29,926,667
                                                               --------------
                                                                  213,743,624
                                                               --------------
Telephone - 6.8%
        Ameritech Capital Funding Corp.
                5.46%   11/10/97        A-1+   P-1     14,000      13,915,067
        Ameritech Corp.
                5.47%   10/29/97        A-1+   P-1     15,000      14,936,183
                5.47%   11/6/97         A-1+   P-1     10,000       9,945,300
                5.475%  11/7/97         A-1+   P-1     25,000      24,859,323
                5.48%   12/4/97         A-1+   P-1     25,000      24,756,444
                5.65%   12/5/97         A-1+   P-1     15,000      14,846,979
                5.50%   12/29/97        A-1+   P-1     15,000      14,796,042
        AT&T Corp.
                5.44%   10/15/97        A-1+   P-1     50,000      49,894,222
        Bell Atlantic Network Funding Corp.
                5.54%   10/16/97        A-1+   P-1     15,000      14,965,375
        SBC Communications Inc.
                5.49%   12/3/97         A-1+   P-1     35,000      34,663,738
                5.50%   12/11/97        A-1+   P-1     15,000      14,837,292
                                                               --------------
                                                                  232,415,965
                                                               --------------
Transportation - 1.9%
        United Parcel Service of America
                5.49%   11/3/97         A-1+   P-1     65,000      64,672,704
                                                               --------------
        Total Commercial Paper                                  3,000,418,100
                                                               --------------
Medium-Term Note -- 0.6%
        E.I. duPont de Nemours and Co.
                5.59%   10/8/97         A-1+   P-1      9,500       9,499,925
        Eli Lilly & Co.
                6.20%   11/6/97         A-1+   P-1     10,000      10,003,834
                                                               --------------
        Total Medium-Term Note                                     19,503,759
                                                               --------------

Flag Investors Cash Reserve Prime Shares
_______________________________________________________________________________
Statement of Net Assets (concluded)                          September 30, 1997
(Unaudited)                                Rating
                                        -------------   Par
Prime Series                            S&P   Moody's  (000)    Value
-------------------------------------------------------------------------------
Variable Rate Note -- 3.6%
        Associates Corp. Master Note
                5.497%(b) 12/1/97       A-1+   P-1    $75,000  $   75,000,000
        Coca-Cola Co. Master Note
                5.377%(b) 3/13/98       A-1+   P-1     50,000      50,000,000
                                                               --------------
        Total Variable Rate Note                                  125,000,000
                                                               --------------
Federal Home Loan Bank -- 1.6%
        FHLB
                5.46%   12/12/97        AAA    --      15,000      14,998,863
                5.81%   1/23/98         AAA    --      10,000      10,000,000
                5.80%   8/13/98         AAA    --      15,000      15,000,000
                5.86%   9/2/98          AAA    --      15,000      15,000,000
                                                               --------------
        Total Federal Home Loan Bank                               54,998,863
                                                               --------------
Federal National Mortgage Association -- 3.2%
        FNMA
        Note
                5.79%   10/16/97        --     P-1     20,000      20,000,000
                5.688%  11/13/97        --     P-1     15,000      15,000,000
                5.59%   12/18/97        --     P-1     35,000      35,000,000
                5.52%   1/15/98         --     P-1     20,000      20,000,000
                5.54%   3/12/98         --     P-1     20,000      20,000,000
                                                               --------------
        Total Federal National Mortgage Association               110,000,000
                                                               --------------
Repurchase Agreements -- 3.7%(c)
        Goldman, Sachs & Co.
                6.11%(d)  10/1/97       --     --      75,800      75,000,000
        Morgan Stanley & Co.
                5.95%(e)  10/1/97       --     --      50,000      50,000,000
                                                               --------------
        Total Repurchase Agreements                               125,000,000
                                                               --------------
Total Investments - 100.1%                                      3,434,920,722(f)
Liabilities in Excess of Other Assets, Net - (0.1%)                (1,892,982)
                                                               --------------
Net Assets - 100.0%                                            $3,433,027,740
                                                               ==============

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________



Prime Series
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per:
        Prime Share
                ($2,938,450,337 / 2,938,441,857 shares outstanding)     $1.00
                                                                        =====
        Flag Investors Class A Share
                ($6,920,887 / 6,920,623 shares outstanding)             $1.00
                                                                        =====
        Flag Investors Class B Share
                ($380,804 / 380,804 shares outstanding)                 $1.00
                                                                        =====
        Prime Institutional Share
                ($273,187,869 / 273,187,590 shares outstanding)         $1.00
                                                                        =====
        Quality Cash Reserve Prime Share
                ($214,087,843 / 214,087,161 shares outstanding)         $1.00
                                                                        =====

----------
(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.

(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on September 30, 1997.

(c) Collateral on repurchase agreements is taken into possession by the broker's custodial bank upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being as least 102% of the resale price of the repurchase agreement.

(d) Dated 9/30/97, to be repurchased on 10/1/97, collateralized by U.S. Treasury Notes with a market value of $76,500,648.

(e) Dated 9/30/97, to be repurchased on 10/1/97, collateralized by U.S. Treasury Notes with a market value of $51,007,747.

(f)  Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
        Aaa    Bonds that are judged to be of the best quality.
        P-1    Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
        AAA    Obligations that are of the highest quality.
        A-1    Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.


                       See Notes to Financial Statements.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________
Statement of Operations

                                                            For the Six
                                                            Months Ended
Prime Series                                                September 30,
--------------------------------------------------------------------------------
                                                               1997(1)
Investment Income (Note 1):
        Interest income                                     $87,054,105
                                                            -----------
Expenses:
        Investment advisory fee (Note 2)                      4,090,678
        Distribution fee (Note 2)                             3,970,178
        Transfer agent fee                                    1,568,681
        Registration fees                                       518,500
        Custodian fee                                           186,739
        Directors' fees                                         152,800
        Accounting fee (Note 2)                                  80,721
        Printing & postage fees                                  80,290
        Legal fees                                               31,265
        Other expenses                                          124,940
                                                            -----------
Total expenses                                               10,804,792
Less: Fees waived (Note 2)                                      (65,144)
                                                            -----------
                  Net expenses                               10,739,648
                                                            -----------
Net investment income                                        76,314,457
                                                            -----------
Net realized gain/(loss) from security transactions                  --
                                                            -----------
Net increase in net assets resulting from operations        $76,314,457
                                                            -----------
----------
(1) Unaudited.


                       See Notes to Financial Statements.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________
Statement of Changes in Net Assets
                                                  For the Six      For the
                                                  Months Ended    Year Ended
Prime Series                                      September 30,    March 31,
--------------------------------------------------------------------------------
                                                      1997(1)         1997
Increase/(Decrease) in Net Assets
Operations:
        Net investment income                    $   76,314,457  $  132,679,566
        Net realized gain/(loss) on sales of
                investments                                  --          13,047
                                                 --------------  --------------
        Net increase in net assets resulting
                from operations                      76,314,457     132,692,613

Distributions to shareholders from:
        Net investment income:
                Prime Shares                        (65,730,315)   (119,826,842)
                Prime Institutional Shares           (5,694,643)     (4,256,297)
                Flag Investors Class A Shares          (168,552)       (295,562)
                Flag Investors Class B Shares            (6,546)         (1,260)
                Quality Cash Reserve Prime Shares    (4,714,401)     (8,299,605)
                                                 --------------  --------------
                Total distributions                 (76,314,457)   (132,679,566)

Capital share transactions, net - (Note 3)          565,564,126     264,670,792
                                                 --------------  --------------
        Total increase in net assets                565,564,126     264,683,839
Net Assets:
        Beginning of period                       2,867,463,614   2,602,779,775
                                                 --------------  --------------
        End of period                            $3,433,027,740  $2,867,463,614
                                                 ==============  ==============

----------
(1) Unaudited.


                       See Notes to Financial Statements

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________
Financial Highlights--Prime Shares
(For a share outstanding throughout each period)
                                                            For the Six
                                                            Months Ended
                                                            September 30,
-------------------------------------------------------------------------------
                                                              1997(1)
Per Share Operating Performance:
      Net asset value at beginning of period              $         1.00
                                                          --------------
Income from Investment Operations:
      Net investment income                                       0.0246
Less Distributions:
      Dividends from net investment income                       (0.0246)
                                                          --------------
      Net asset value at end of period                    $         1.00
                                                          ==============

Total Return:
      Based on net asset value per share                            4.95%(2)
Ratios to Average Daily Net Assets:
      Expenses                                                      0.67%(2)
      Net investment income                                         4.91%(2)
Supplemental Data:
      Net assets at end of period                         $2,938,450,337
      Number of shares outstanding at end of period        2,938,441,857
----------
(1) Unaudited.
(2) Annualized.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________


                                                                                   For the Year Ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                             1997            1996            1995            1994           1993
Per Share Operating Performance:
      Net asset value at beginning of period        $         1.00  $         1.00  $         1.00  $         1.00  $         1.00
                                                    --------------  --------------  --------------  --------------  --------------
Income from Investment Operations:
      Net investment income                                 0.0478          0.0524          0.0442          0.0262          0.0295
Less Distributions:
      Dividends from net investment income                 (0.0478)        (0.0524)        (0.0442)        (0.0262)        (0.0295)
                                                    --------------  --------------  --------------  --------------  --------------
      Net asset value at end of period              $         1.00  $         1.00  $         1.00  $         1.00  $         1.00
                                                    ==============  ==============  ==============  ==============  ==============

Total Return:
      Based on net asset value per share                      4.88%           5.36%           4.51%           2.65%           2.99%
Ratios to Average Daily Net Assets:
      Expenses                                                0.62%           0.60%           0.61%           0.62%           0.63%
      Net investment income                                   4.77%           5.21%           4.46%           2.62%           2.95%
Supplemental Data:
      Net assets at end of period                   $2,545,532,365  $2,386,681,216  $1,472,079,739  $1,350,334,979  $1,470,711,552
      Number of shares outstanding at end of period  2,545,523,885   2,386,684,392   1,472,077,488   1,350,332,916   1,470,709,489


                       See Notes to Financial Statements.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________
Financial Highlights--Flag Investors Class A Shares
(For a share outstanding throughout each period)
                                                            For the Six
                                                            Months Ended
                                                            September 30,
-------------------------------------------------------------------------------
                                                               1997(1)
Per Share Operating Performance:
        Net asset value at beginning of period             $     1.00
                                                           ----------
Income from Investment Operations:
        Net investment income                                  0.0246
Less Distributions:
        Dividends from net investment income                  (0.0246)
                                                           ----------
        Net asset value at end of period                   $     1.00
                                                           ==========

Total Return:
        Based on net asset value per share                       4.95%(2)
Ratios to Average Daily Net Assets:
        Expenses                                                 0.67%(2)
        Net investment income                                    4.90%(2)
Supplemental Data:
        Net assets at end of period                        $6,920,887
        Number of shares outstanding at end of period       6,920,623
----------
(1) Unaudited.
(2) Annualized.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________


                                                                                   For the Year Ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                             1997            1996            1995            1994           1993
Per Share Operating Performance:
        Net asset value at beginning of period           $     1.00      $     1.00      $     1.00     $      1.00    $      1.00
                                                         ----------      ----------      ----------     -----------    -----------
Income from Investment Operations:
        Net investment income                                0.0478          0.0524          0.0442          0.0262         0.0295
Less Distributions:
        Dividends from net investment income                (0.0478)        (0.0524)        (0.0442)        (0.0262)       (0.0295)
                                                         ----------      ----------      ----------     -----------    -----------
        Net asset value at end of period                 $     1.00      $     1.00      $     1.00     $      1.00    $      1.00
                                                         ==========      ==========      ==========     ===========    ===========

Total Return:
        Based on net asset value per share                     4.88%           5.36%           4.51%           2.65%          2.99%
Ratios to Average Daily Net Assets:
        Expenses                                               0.63%           0.60%           0.61%           0.62%          0.63%
        Net investment income                                  4.78%           5.25%           4.26%           2.62%          2.95%
Supplemental Data:
        Net assets at end of period                      $6,521,574      $5,976,831      $7,726,696     $18,116,648    $10,392,282
        Number of shares outstanding at end of period     6,521,310       5,976,824       7,726,698      18,116,633     10,392,267


                       See Notes to Financial Statements.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________
Financial Highlights--Flag Investors Class B Shares
(For a share outstanding throughout each period)
                                                            For the Six
                                                            Months Ended
                                                            September 30,
-------------------------------------------------------------------------------
                                                               1997(1)
Per Share Operating Performance:
        Net asset value at beginning of period               $   1.00
                                                             --------
Income from Investment Operations:
        Net investment income                                  0.0208
Less Distributions:
        Dividends from net investment income                  (0.0208)
                                                             --------
        Net asset value at end of period                     $   1.00
                                                             ========

Total Return:
        Based on net asset value per share                       4.19%(3)
Ratios to Average Daily Net Assets:
        Expenses                                                 1.42%(3)
        Net investment income                                    4.17%(3)
Supplemental Data:
        Net assets at end of period                          $380,804
        Number of shares outstanding at end of period         380,804
----------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________

                                                                          For the Period
                                                          For the Year   April 3, 1995(2)
                                                              Ended          through
                                                            March 31,       March 31,
-----------------------------------------------------------------------------------------
                                                             1997            1996
Per Share Operating Performance:
        Net asset value at beginning of period             $   1.00        $   1.00
                                                           --------        --------
Income from Investment Operations:
        Net investment income                                0.0414          0.0361
Less Distributions:
        Dividends from net investment income                (0.0414)        (0.0361)
                                                           --------        --------
        Net asset value at end of period                   $   1.00        $   1.00
                                                           ========        ========

Total Return:
        Based on net asset value per share                     4.22%           3.69%(3)
Ratios to Average Daily Net Assets:
        Expenses                                               1.42%           1.38%(3)
        Net investment income                                  4.10%           4.30%(3)
Supplemental Data:
        Net assets at end of period                        $227,098        $ 10,200
        Number of shares outstanding at end of period       227,098          10,200


                       See Notes to Financial Statements.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________
Financial Highlights--Prime Institutional Shares
(For a share outstanding throughout each period)
                                                                For the Six
                                                                Months Ended
                                                                September 30,
--------------------------------------------------------------------------------
                                                                   1997(1)
Per Share Operating Performance:
        Net asset value at beginning of period                  $       1.00
                                                                ------------
Income from Investment Operations:
        Net investment income                                         0.0258
Less Distributions:
        Dividends from net investment income                         (0.0258)
                                                                ------------
        Net asset value at end of period                        $       1.00
                                                                ============

Total Return:
        Based on net asset value per share                              5.21%(2)
Ratios to Average Daily Net Assets:
        Expenses                                                        0.42%(2)
        Net investment income                                           5.20%(2)
Supplemental Data:
        Net assets at end of period                             $273,187,869
        Number of shares outstanding at end of period            273,187,590
----------
(1) Unaudited.
(2) Annualized.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________



                                                                                   For the Year Ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                             1997            1996            1995            1994           1993
Per Share Operating Performance:
        Net asset value at beginning of period           $       1.00    $      1.00     $      1.00    $      1.00    $      1.00
                                                         ------------    -----------     -----------    -----------    -----------
Income from Investment Operations:
        Net investment income                                  0.0503         0.0548          0.0472         0.0294         0.0327
Less Distributions:
        Dividends from net investment income                  (0.0503)       (0.0548)        (0.0472)       (0.0294)       (0.0327)
                                                         ------------    -----------     -----------    -----------    -----------
        Net asset value at end of period                 $       1.00    $      1.00     $      1.00    $      1.00    $      1.00
                                                         ============    ===========     ===========    ===========    ===========

Total Return:
        Based on net asset value per share                       5.15%          5.62%           4.82%          2.98%          3.32%
Ratios to Average Daily Net Assets:
        Expenses                                                 0.38%          0.35%           0.36%          0.30%          0.31%
        Net investment income                                    5.04%          5.32%           4.57%          2.94%          3.24%
Supplemental Data:
        Net assets at end of period                      $117,812,047    $53,699,315     $11,904,716    $23,437,449    $28,884,078
        Number of shares outstanding at end of period     117,811,768     53,699,535      11,904,663     23,437,512     28,884,132


                       See Notes to Financial Statements.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________
Financial Highlights--Quality Cash Reserve Prime Shares
(For a share outstanding throughout each period)
                                                                For the Six
                                                                Months Ended
                                                                September 30,
--------------------------------------------------------------------------------
                                                                   1997(1)
Per Share Operating Performance:
        Net asset value at beginning of period                $       1.00
                                                              ------------
Income from Investment Operations:
        Net investment income                                       0.0231
Less Distributions:
        Dividends from net investment income                       (0.0231)
                                                              ------------
        Net asset value at end of period                      $       1.00
                                                              ============

Total Return:
        Based on net asset value per share                            4.66%(2)
Ratios to Average Daily Net Assets:
        Expenses                                                      0.96%(2,3)
        Net investment income                                         4.62%(2,4)
Supplemental Data:
        Net assets at end of period                           $214,087,843
        Number of shares outstanding at end of period          214,087,161
----------
(1) Unaudited.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was 1.02%, 0.98% and 0.95% for the six months ended September 30, 1997 and the years ended March 31, 1997 and 1996, respectively.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.56%, 4.43% and 4.86% for the six months ended September 30, 1997 and the years ended March 31, 1997 and 1996, respectively.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________



                                                                                   For the Year Ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                              1997            1996           1995         1994          1993
Per Share Operating Performance:
        Net asset value at beginning of period         $       1.00    $       1.00     $      1.00  $      1.00  $       1.00
                                                       ------------    ------------     -----------  -----------  ------------
Income from Investment Operations:
        Net investment income                                0.0449          0.0493          0.0402       0.0218        0.0253
Less Distributions:
        Dividends from net investment income                (0.0449)        (0.0493)        (0.0402)     (0.0218)      (0.0253)
                                                       ------------    ------------     -----------  -----------  ------------
        Net asset value at end of period               $       1.00    $       1.00     $      1.00  $      1.00  $       1.00
                                                       ============    ============     ===========  ===========  ============

Total Return:
        Based on net asset value per share                     4.59%           5.04%           4.09%        2.20%         2.53%
Ratios to Average Daily Net Assets:
        Expenses                                               0.91%(3)        0.90%(3)        0.96%        1.06%         1.04%
        Net investment income                                  4.50%(4)        4.91%(4)        4.04%        2.18%         2.53%
Supplemental Data:
        Net assets at end of period                    $197,370,530    $156,412,213     $94,592,158  $92,678,440  $101,321,868
        Number of shares outstanding at end of period   197,369,848     156,412,393      94,591,979   92,678,268   101,321,668


                       See Notes to Financial Statements.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________

Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund"), formerly Alex. Brown Cash Reserve Fund, Inc., commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Tax-Free Institutional Shares ("Tax-Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. Using this method, the Fund values a security at its cost when it is purchased. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________

NOTE 1--concluded

        collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

          The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

          The Prime Series has a capital loss carryforward of $1,520 that may be carried forward to offset any capital gains. This capital loss carryforward begins to expire in the year 2005 if not used.

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________

Notes to Financial Statements (continued)

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, is the investment advisor for the Prime Series. Under the terms of the investment advisory agreement, the Fund pays ICC an annual fee based on the Fund's aggregate average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of 0.02% of its average daily net assets. Prior to August 23, 1995, the Fund paid ICC a different annual fee based on the Fund's aggregate average daily net assets. This fee was calculated daily and paid monthly at the following annual rates: 0.25% of the first $500 million, 0.21% of the next $500 million, 0.20% of the next $500 million and 0.19% of the amount over $1.5 billion.

     As compensation for its accounting services, the Prime Series pays ICC an annual fee that is calculated daily and paid monthly from its average daily net assets. The Prime Series paid $80,721 to ICC for accounting services for the six months ended September 30, 1997.

     As compensation for its transfer agent services, the Prime Series pays ICC a per account fee that is calculated and paid monthly. The Prime Series paid $1,568,681 to ICC for transfer agent services for the six months ended September 30, 1997.

     As compensation for providing distribution services, the Prime Shares and Flag Investors Class A Shares pay ICC Distributors, Inc. ("ICC Distributors") an annual fee equal to 0.25% of these classes' average daily net assets. The Prime Shares and Flag Investors Class A Shares paid $3,348,079 and $8,593 for distribution services, respectively, for the six months ended September 30, 1997. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to 0.60% of the Quality Cash Shares' aggregate average daily net assets or $611,936 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $1,570 for the six months ended September 30, 1997. Prior to September 1, 1997, Alex. Brown & Sons Incorporated ("Alex. Brown") served as these classes' distributor for the same compensation and on substantially the same terms and conditions as ICC Distributors.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________

NOTE 2--concluded

     ICC and ICC Distributors may voluntarily waive or reimburse a portion of their advisory or distribution fees for the Prime Series to preserve or enhance the series' performance. These voluntary waivers and reimbursements are not contractual and could change. Any reimbursements by ICC and ICC Distributors are limited to the fees they actually received for the fiscal year. ICC did not waive any advisory fees for the six months ended September 30, 1997. Alex. Brown and ICC Distributors voluntarily waived distribution fees of $65,144 for the Quality Cash Shares for the six months ended September 30, 1997.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period April 1, 1997 to September 30, 1997 was $52,521 for the Prime Series, and the accrued liability on September 30, 1997 was $200,329 for the Prime Series.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 8 billion shares of $.001 par value capital stock (4.9 billion Prime Series). Transactions in shares of the Prime Series were as follows:

                                           For the Six             For the
                                           Months Ended           Year Ended
                                       September 30, 1997(1)    March 31, 1997
                                       ---------------------    --------------
Prime Series:
  Sold:
    Prime Shares                           11,369,880,500        22,263,288,298
    Flag Investors Class A Shares               3,206,149             9,331,912
    Flag Investors Class B Shares                 201,502               328,144
    Prime Institutional Shares              2,406,523,910           912,825,877
    Quality Cash Shares                       568,353,311         1,001,597,821
  Issued as reinvestment of dividends:
    Prime Shares                               61,059,227           113,931,978
    Flag Investors Class A Shares                 161,160               281,420
    Flag Investors Class B Shares                   5,497                 1,264
    Prime Institutional Shares                  4,043,078             3,084,567
    Quality Cash Shares                         4,546,262             8,045,624
  Redeemed:
    Prime Shares                          (11,038,021,755)      (22,218,380,783)
    Flag Investors Class A Shares              (2,967,996)           (9,068,618)
    Flag Investors Class B Shares                 (53,293)             (112,510)
    Prime Institutional Shares             (2,255,191,166)         (851,798,212)
    Quality Cash Shares                      (556,182,260)         (968,685,990)
                                          ---------------       ---------------
      Net increase                            565,564,126           264,670,792
                                          ===============       ===============
----------
(1) Unaudited.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________

Notes to Financial Statements (concluded)

Note 4--Net Assets

     On September 30, 1997, net assets consisted of:

                                                             Prime Series
                                                             ------------
Paid-in capital                                             $3,433,020,772
Undistributed net realized gain on sales of investments              6,968
                                                            --------------
                                                            $3,433,027,740
                                                            ==============

Note 5--Shareholder Meeting

     Alex. Brown Incorporated, which was the parent corporation of the Fund's investment advisor, merged into a subsidiary of Bankers Trust New York Corporation on September 1, 1997. Due to the change in control of Alex. Brown Incorporated, the Fund held a special meeting for its shareholders on August 14, 1997. During the meeting, shareholders of the Prime Series approved a new Investment Advisory Agreement between the Fund and ICC. The new agreement is substantially the same as the former agreement. In addition, the Fund's shareholders elected the following Directors: James J. Cunnane, Richard T. Hale, John F. Kroeger, Louis E. Levy, Eugene J. McDonald, Rebecca W. Rimel, Truman T. Semans and Carl W. Vogt.

Flag Investors Cash Reserve Prime Shares
________________________________________________________________________________

Directors and Officers

                                Richard T. Hale
                                    Chairman

           James J. Cunnane                   Carl W.  Vogt, Esq.
              Director                            Director

           John F. Kroeger                    Harry Woolf
              Director                         President

           Louis E. Levy                      Amy M. Olmert
             Director                           Secretary

           Eugene J. McDonald                 Joseph A. Finelli
               Director                           Treasurer

           Rebecca W. Rimel                   Laurie D. Collidge
              Director                        Assistant Secretary

           Truman T. Semans
              Director


Investment Objective

A money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

                    This report is prepared for the general
               information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                    For more complete information regarding
               any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.